UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22257
---------

Hatteras Global Private Equity Partners Institutional, LLC
--------------------------------------------------
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
--------------------------------------------------
(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
--------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
--------------

Date of fiscal year end: March 31
--------

Date of reporting period: June 30, 2010
-------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

SCHEDULE OF INVESTMENTS

June 30, 2010
(Unaudited)

Investments in Investment Funds (17.58%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (12.31%)
India (10.93%)
India Business Excellence Fund I, Inc. [a]	$300,000	$ 410,596
United States (1.38%)
The Azalea Fund III L.P. [a]	72,181	51,714

Total Investments in Non-Listed Private Equity Funds		462,310
Investments in Listed Private Equity Funds (5.27%)
France (1.54%)
Eurazeo	59,336	57,928
Germany (1.63%)
Deutsche Beteiligung AG	60,906	61,063
Sweden (1.61%)
Ratos	62,176	60,567
United Kingdom (0.49%)
HgCapital Trust PLC	18,825	18,497

Total Investments in Listed Private Equity Funds		198,055

Total Investments in Investment Funds (Cost $573,424)		$ 660,365

Short-Term Investments (102.76%)

Federated Prime Obligations Fund #10, 0.22% [b]	$ 3,860,022	$ 3,860,022

Total Short-Term Investments (Cost $3,860,022)		$ 3,860,022

Total Investments (Cost $4,433,446) (120.34%)		$ 4,520,387

Liabilities in excess of other assets (-20.34%)		(763,986)

Members' Capital – 100.00%		$ 3,756,401

[a] Investment Funds are issued in private placement transactions and as such are restricted as to resale.
[b] The rate shown is the annualized 7-day yield as of June 30, 2010.
Total cost and fair value of restricted Investment Funds as of June 30, 2010 was $372,181 and $462,310, respectively.

The Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•         Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Adviser Funds, etc.)

•         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Investments in Non-Listed Private Equity Funds	$-	$-	$462,310	$462,310
Investments in Listed Private Equity Funds	198,055	-	-	198,055
Short-Term Investments	3,860,022	-	-	3,860,022
Total	$4,058,077	$-	$462,310	$4,520,387

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of April 1, 2010	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Balance as of June 30, 2010
Investments in Non-Listed Private Equity Funds	$-	$-	$90,129	$372,181	$-	$462,310
Total Investments	$-	$-	$90,129	$372,181	$-	$462,310

The Fund did not have any significant transfers into and out of levels 1 and 2.

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of June 30, 2010, the Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Global Private Equity Partners Institutional, LLC
             -------------------------------------------------------------------

By (Signature and Title)* /s/ David B. Perkins
                         -------------------------------------------------------
                          David B. Perkins, President
                          (principal executive officer)

Date November 19, 2010
    ----------------------------------------------------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Perkins
                         -------------------------------------------------------
                          David B. Perkins, President
                          (principal executive officer)

Date November 19, 2010
    ----------------------------------------------------------------------------

By (Signature and Title)* /s/ R. Lance Baker
                         -------------------------------------------------------
                          R. Lance Baker, Treasurer
                          (principal financial officer)

Date November 19, 2010
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.